Document and Entity Information	Jan. 12, 2016
Prospectus:
Document Type	497
Document Period End Date	Jan. 12, 2016
Registrant Name	Hatteras Alternative Mutual Funds Trust
Central Index Key	0001171324
Amendment Flag	false
Document Creation Date	Jan. 12, 2016
Document Effective Date	Jan. 12, 2016
Prospectus Date	Jul. 10, 2015
Hatteras Disciplined Opportunity Fund | Class A
Prospectus:
Trading Symbol	HDOAX
Hatteras Disciplined Opportunity Fund | Institutional Class
Prospectus:
Trading Symbol	HDOIX